MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO               ANNUAL REPORT


PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in Mitchell Hutchins Series Trust--Small Cap Portfolio (Class H), the S&P 600 Index and the Russell 2000 Index, from September 28, 1998 through December 31, 2000

[CHART]

                  SMALL CAP
                  PORTFOLIO       S&P 600          RUSSELL 2000
                  (CLASS H)        INDEX               INDEX
   9/98            $10,000        $10,000             $10,000
  10/98            $11,708        $10,464             $10,408
  11/98            $12,575        $11,053             $10,953
  12/98            $13,036        $11,758             $11,631
   1/99            $12,756        $11,611             $11,786
   2/99            $11,688        $10,565             $10,831
   3/99            $11,015        $10,701             $11,000
   4/99            $11,785        $11,409             $11,986
   5/99            $12,336        $11,686             $12,161
   6/99            $12,721        $10,001             $10,001
   7/99            $12,992         $9,913              $9,727
   8/99            $12,213         $9,477              $9,367
   9/99            $11,878         $9,517              $9,369
  10/99            $11,711         $9,493              $9,406
  11/99            $12,823         $9,892              $9,968
  12/99            $13,835        $10,703             $11,096
   1/00            $13,699        $10,371             $10,918
   2/00            $14,316        $11,760             $12,720
   3/00            $15,452        $11,324             $11,882
   4/00            $15,011        $11,131             $11,167
   5/00            $14,332        $10,801             $10,516
   6/00            $15,011        $11,440             $11,433
   7/00            $15,126        $11,159             $11,064
   8/00            $16,658        $12,148             $11,909
   9/00            $16,467        $11,818             $11,559
  10/00            $16,227        $11,892             $11,043
  11/00            $14,188        $10,654              $9,909
  12/00            $15,801        $11,967             $10,760

The performance of the other class will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 12/31/00
----------------------------------------------------------------------------------------
                                       6 Months              1 Year           Inception*
SMALL CAP PORTFOLIO (CLASS H)           5.26%                 14.21%            22.40%
SMALL CAP PORTFOLIO (CLASS I)           5.21                  13.88             14.52
S&P 600 INDEX                           4.60                  11.80             18.96
RUSSELL 2000 INDEX                     -5.88                  -3.02             14.93
----------------------------------------------------------------------------------------

* Inception: since commencement of issuance on September 28, 1998 for Class H shares and July 6, 1999 for Class I shares. Index performance is shown as of inception of oldest share class.

     The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the payable dates and do not include sales charges. In addition, for the fiscal year ended December 31, 1999 and for the period from January 1, 2000 through February 29, 2000, the Portfolio's investment manager voluntarily waived payment of certain fees for Class I shares. Without this waiver performance would have been lower. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

[SIDENOTE]

The graph depicts the performance of Mitchell Hutchins Series Trust--Small Cap Portfolio (Class H), the S&P 600 Index and the Russell 2000 Index. It is important to note the Small Cap Portfolio is a professionally managed mutual fund while the Indexes are not available for investment and are unmanaged. The Index comparison is shown for illustrative purposes only.

ANNUAL REPORT



Dear Contract Owner,                                           February 15, 2001

We are pleased to present you with the annual report for Mitchell Hutchins Series Trust--Small Cap Portfolio (the "Portfolio") for the fiscal year ended December 31, 2000.

MARKET REVIEW

[GRAPHIC]
The fiscal year ended December 31, 2000 was marked by volatility in the U.S. equity markets. Rising interest rates and high stock valuations contributed to poor market performance in general. Throughout the year, the performance of the Nasdaq Composite and S&P 500 Indexes fluctuated monthly before it slid into a punishing fourth quarter. Late-year weakness was particularly pronounced for technology and Nasdaq securities. High yield spreads widened to record levels, creating something of a credit crunch, and the stocks of companies perceived as highly leveraged or in need of additional equity came under heavy pressure. For the fiscal year ended December 31, 2000, the S&P 500 Index lost 9.10%, and the Nasdaq dropped 39.29%.

Following more than a year of rising interest rates, company fundamentals across many sectors of the economy have begun to show material signs of weakness. Earnings disappointments and downward estimate revisions have become significantly more widespread and multiples have compressed in anticipation of continued sluggishness.

A bright spot was the small-cap value sector, which returned 7.01% as measured by the Russell 1000 Value Index. However, small-cap growth stocks, as represented by the Russell 2000 Growth Index, declined a disappointing 22.42% for 2000. In fact, the year's decline marks the worst calendar year performance since the Index's creation in 1979. A closer look at the year reveals two distinct environments for small-cap growth investors. From January 1 through the beginning of March, small-cap growth stocks soared more than 30% as investor infatuation with high-flying technology stocks reached a high. The Russell 2000 Growth Index spent the remainder of the year retreating from these record levels to finish up only 5% off its 52-week low and more than 40% off its March high.

PORTFOLIO REVIEW

For the fiscal year ended December 31, 2000, the Portfolio's Class H shares returned 14.21% comparing favorably to its benchmarks: 2.41% over the S&P 600 Index and 17.23% over the Russell 2000 Index. This performance is largely attributable to the Portfolio's value orientation during the first nine months of the fiscal year (see "New Portfolio Management" announcement). In October 2000, the Portfolio transitioned to a growth strategy. The Portfolio's sector allocations have been brought largely in line with those of the Russell 2000 Growth Index, with the exception of a modest overweight in healthcare and modest underweights in technology and financial services. At present, the Portfolio remains heavily invested in companies perceived to be well positioned to weather an economic slowdown. The management team has also begun to seek out names that should outperform in 2001 as a more favorable interest rate environment drives improved economic activity.

MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO                ANNUAL REPORT


NEW PORTFOLIO MANAGEMENT

On October 6, 2000, the board of trustees for the Portfolio terminated the existing Investment Advisory and Administration Contract with Mitchell Hutchins and approved new investment management arrangements that became effective on October 10, 2000, including a new interim subadvisory contract with Alliance Capital Management L.P., which assumed the day-to-day portfolio management responsibilities of the Portfolio effective October 10, 2000.

More information about the new investment management arrangements and the related investment strategy changes is set out in the October 10, 2000 supplement to the prospectus dated May 1, 2000.

PORTFOLIO STATISTICS

ASSET ALLOCATION*                                                    12/31/00            6/30/00
------------------------------------------------------------------------------------------------
Equities                                                              117.5%              96.7%
Cash Equivalents and Other Assets in Excess of Liabilities             --                  3.3
Liabilities in Excess of Other Assets+                                -17.5                --
------------------------------------------------------------------------------------------------
Total                                                                 100.0%             100.0%

TOP TEN STOCKS*                   12/31/00                                     6/30/00
------------------------------------------------------------------------------------------------
Stericycle                            3.6%    Patterson Energy                     3.9%
Teleflex                              3.5     Plantronics                          3.7
NVR                                   3.1     Stericycle                           3.6
Constellation Brands                  2.8     Piercing Pagoda                      3.1
Richardson Electronics                2.4     Pomeroy Computer Resources           3.0
Priority Healthcare                   2.3     Equitable Resources                  2.9
Noven Pharmaceuticals                 2.3     Orbotech                             2.9
Intertan                              2.3     Performance Food Group               2.8
Manitowoc                             2.3     Metris Companies                     2.8
Apogent Technologies                  2.2     Greif Brothers                       2.7
------------------------------------------------------------------------------------------------
Total                                26.8%    Total                               31.4%

TOP FIVE SECTORS*                 12/31/00                                     6/30/00
------------------------------------------------------------------------------------------------
Consumer Cyclicals                    34.9%   Consumer Cyclicals                  31.1%
Technology                            31.7    Technology                          21.5
Healthcare                            21.2    Financial                            9.7
Energy                                 7.8    Healthcare                           8.8
Financial                              7.3    Capital Goods                        5.7
------------------------------------------------------------------------------------------------
Total                                102.9%   Total                               76.8%


* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

+ The percentage of liabilities in excess of other assets on December 31, 2000 is comprised primarily of a capital gain distribution that was declared on December 28, 2000 and paid on January 2, 2001. There was no such distribution outstanding on December 31, 1999.

ANNUAL REPORT



OUTLOOK

Although we believe growth rates and profits may remain under pressure over the near term, we are optimistic that the Fed's rate cuts will help drive improved fundamentals later in 2001. We believe that this environment will prove particularly favorable to small-cap growth stocks, which have historically benefited disproportionately from declining interest rates and accelerating economic activity.

Going forward, the Portfolio will be managed according to the Alliance Capital Management's Small Cap Growth strategy. This strategy seeks to invest in quality companies that are demonstrating improving fundamentals and favorable earnings momentum. Each member of the management team is responsible for covering various small-cap marketplace sectors and for selecting stocks for addition to the Portfolio. The management employs a ranking system that incorporates both fundamental and quantitative disciplines to identify investment opportunities. The process emphasizes stock selection, keeping sector bets and market timing decisions to a minimum.


Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,


/s/ Brian M. Storms

BRIAN M. STORMS
President and
Chief Executive Officer
Mitchell Hutchins
Asset Management Inc.









This letter is intended to assist shareholders in understanding how the Portfolio performed during the fiscal year ended December 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances.

MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO


PORTFOLIO OF INVESTMENTS                                      DECEMBER 31, 2000

NUMBER OF
  SHARES                                                                        VALUE
---------                                                                    -----------
COMMON STOCKS--117.46%
AGRICULTURE, FOOD & BEVERAGE--1.95%
    2,000  Performance Food Group Co.* ..................................    $   102,531
                                                                             -----------

ALCOHOL--2.80%
    2,500  Constellation Brands Inc., Class A* ..........................        146,875
                                                                             -----------

APPAREL, RETAIL--1.96%
    7,360  Wilsons The Leather Experts Inc.* ............................        103,040
                                                                             -----------

BANKS--1.63%
    1,500  Greater Bay Bancorp ..........................................         61,500
      700  Silicon Valley Bancshares* ...................................         24,194
                                                                             -----------
                                                                                  85,694
                                                                             -----------

CHEMICALS--2.32%
      800  Carlisle Companies Inc. ......................................         34,350
    1,600  OM Group Inc. ................................................         87,400
                                                                             -----------
                                                                                 121,750
                                                                             -----------

COMPUTER HARDWARE--2.18%
    1,400  Optimal Robotics Corp., Class A* .............................         46,987
      900  Scansource Inc.* .............................................         35,100
    1,900  Stratos Lightwave Inc.(1)* ...................................         32,419
                                                                             -----------
                                                                                 114,506
                                                                             -----------

COMPUTER SOFTWARE--7.46%
    2,100  Actuate Corp.*+ ...............................................        40,163
    1,100  Advent Software Inc.* ........................................         44,069
    4,300  Bindview Development Corp.* ..................................         40,447
      800  Documentum Inc.* .............................................         39,750
      600  Great Plains Software Inc.* ..................................         28,238
      300  Interwoven, Inc.* ............................................         19,781
      800  Micromuse Inc.* ..............................................         48,287
      800  NetIQ* .......................................................         69,900
    1,900  Retek Inc.* ..................................................         46,312
    2,852  Tecnomatix Technologies Ltd.* ................................         14,973
                                                                             -----------
                                                                                 391,920
                                                                             -----------

CONSTRUCTION--4.48%
    1,300  Dycom Industries Inc.* .......................................         46,719
    1,296  NVR Inc.* ....................................................        160,186
      700  Toll Brothers Inc.* ..........................................         28,612
                                                                             -----------
                                                                                 235,517
                                                                             -----------

CONSUMER DURABLES--0.48%
    1,200  Furniture Brands International, Inc.* ........................         25,275
                                                                             -----------

DRUGS & MEDICINE--12.34%
    1,700  Alpharma, Inc., Class A ......................................         74,587
      300  Array Biopharma Inc.* ........................................          2,681
    1,100  Cima Labs Inc.* ..............................................         71,569
      500  Cubist Pharmaceuticals Inc.* .................................         14,500
    1,800  Dusa Pharmaceuticals Inc* ....................................    $    30,263
      500  Enzon Inc.* ..................................................         31,031
    1,900  Medichem Life Sciences Inc.* .................................          8,788
    1,600  Medicis Pharmaceuticals Inc., Class A* .......................         94,600
    3,229  Noven Pharmaceuticals Inc.* ..................................        120,684
      900  OSI Pharmaceuticals Inc.* ....................................         72,112
      200  Sicor Inc.* ..................................................          2,888
    1,300  Titan Pharmaceuticals Inc.* ..................................         45,981
    1,000  Trimeris Inc.* ...............................................         54,875
    1,600  United Therapeutics Corp.* ...................................         23,600
                                                                             -----------
                                                                                 648,159
                                                                             -----------

ELECTRICAL EQUIPMENT--9.59%
    1,400  Active Power Inc.* ...........................................         30,712
    2,400  Artesyn Technologies Inc.* ...................................         38,100
    1,300  C&D Technologies* ............................................         56,144
    2,700  DDI Corp.* ...................................................         73,575
      700  DSP Group Inc.* ..............................................         14,733
    1,100  L3 Communications Holding Corp.* .............................         84,700
    2,725  Orbotech Ltd.* ...............................................        101,676
    1,000  Plexus Corp.* ................................................         30,391
      800  Powerwave Technologies Inc.* .................................         46,800
      800  Ulticom Inc.* ................................................         27,250
                                                                             -----------
                                                                                 504,081
                                                                             -----------

ENERGY RESERVES & PRODUCTION--4.49%
      800  Barrett Resources Corp.* .....................................         45,450
      600  Evergreen Resources* .........................................         23,175
    1,500  Newfield Exploration Co.* ....................................         71,156
    1,200  Patterson Energy Inc.* .......................................         44,700
      800  Stone Energy Corp.* ..........................................         51,640
                                                                             -----------
                                                                                 236,121
                                                                             -----------

ENVIRONMENTAL SERVICES--3.59%
    4,945  Stericycle Inc.* .............................................        188,528
                                                                             -----------

FINANCIAL SERVICES--1.34%
      200  Arthur J. Gallagher & Co. ....................................         12,725
      700  Resources Connection Inc.* ...................................         13,300
    1,700  W.P. Stewart & Co. Ltd.* .....................................         44,200
                                                                             -----------
                                                                                  70,225
                                                                             -----------

FOREST PRODUCTS, PAPER--1.06%
    4,500  Pactiv Corp.* ................................................         55,688
                                                                             -----------

FREIGHT, AIR, SEA & LAND--1.53%
    1,500  Expeditores International Washington Inc. ....................         80,531
                                                                             -----------

MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO



NUMBER OF
  SHARES                                                                        VALUE
---------                                                                    -----------
COMMON STOCKS--(CONTINUED)
HEAVY MACHINERY--2.26%
    4,103  Manitowoc Co., Inc. ..........................................    $   118,987
                                                                             -----------

INDUSTRIAL SERVICES & SUPPLIES--5.20%
    1,800  Administaff Inc.* ............................................         48,960
    5,500  AHL Services, Inc.* ..........................................         55,344
    1,500  Career Education Corp.* ......................................         58,688
    1,732  Correctional Services Corp.* .................................          4,005
    2,989  Greif Brothers Corp., Class A ................................         85,186
      900  Watson Wyatt & Co. Holdings, Class A* ........................         21,150
                                                                             -----------
                                                                                 273,333
                                                                             -----------

INFORMATION & COMPUTER SERVICES--4.32%
      800  Advo Inc.* ...................................................         35,500
      200  Curagen Corp.* ...............................................          5,463
    6,328  Right Management Consultants, Inc.* ..........................         99,666
    2,100  SBA Communcations Corp.* .....................................         86,231
                                                                             -----------
                                                                                 226,860
                                                                             -----------

INTERNET--1.12%
   12,600  Healthextras Inc.* ...........................................         44,100
      600  Selectica Inc.* ..............................................         14,512
                                                                             -----------
                                                                                  58,612
                                                                             -----------

LEISURE--2.04%
    1,500  Concord Camera Corp.* ........................................         24,750
    2,750  SCP Pool Corp.* ..............................................         82,672
                                                                             -----------
                                                                                 107,422
                                                                             -----------

LIFE INSURANCE--1.00%
    1,100  Stancorp Financial Group Inc. ................................         52,525
                                                                             -----------

LONG DISTANCE & PHONE COMPANIES--0.07%
      500  GT Group Telecom Inc., Class B* ..............................          3,750
                                                                             -----------

MANUFACTURING-HIGH TECHNOLOGY--2.03%
    2,600  Aeroflex, Inc.* ..............................................         74,953
      800  Power-One Inc.* ..............................................         31,450
                                                                             -----------
                                                                                 106,403
                                                                             -----------

MEDIA--1.26%
    3,600  Entravision Common Corp.* ....................................         66,150
                                                                             -----------

MEDICAL PRODUCTS--10.11%
    1,600  Aksys Ltd.* ..................................................    $    26,400
    5,600  Apogent Technologies Inc.* ...................................        114,800
    2,000  Biosite Diagnostics Inc.* ....................................         80,875
    5,600  Caremark Rx Inc.* ............................................         75,950
      900  Immunogen Inc.* ..............................................         19,294
      300  Inamed Corp.* ................................................          6,030
      500  Medicines Co.* ...............................................         10,250
      300  Tanox Inc.* ..................................................         11,756
    4,200  Teleflex Inc. ................................................        185,588
                                                                             -----------
                                                                                 530,943
                                                                             -----------

MEDICAL PROVIDERS--3.78%
   12,480  Counsel Corp. ................................................         20,280
    3,000  Priority Healthcare Corp., Class B* ..........................        122,437
      500  Universal Health Services Inc., Class B* .....................         55,875
                                                                             -----------
                                                                                 198,592
                                                                             -----------

MOTOR VEHICLES--0.74%
    4,300  Tower Automotive Inc.* .......................................         38,700
                                                                             -----------

OIL SERVICES--3.30%
    1,700  Cal Dive International Inc.* .................................         45,262
    2,000  Spinnaker Exploration Co.* ...................................         85,000
    2,200  W. H. Energy Services Inc.* ..................................         43,313
                                                                             -----------
                                                                                 173,575
                                                                             -----------

OTHER INSURANCE--0.86%
      600  Radian Group Inc. ............................................         45,038
                                                                             -----------

RENTAL AUTO/EQUIPMENT--0.19%
    2,200  Rental Way Inc.* .............................................          9,763
                                                                             -----------

RESTAURANTS--2.78%
    1,600  Applebees International, Inc. ................................         50,300
    2,572  Jack in the Box Inc.* ........................................         75,713
    1,300  Ruby Tuesday Inc. ............................................         19,825
                                                                             -----------
                                                                                 145,838
                                                                             -----------

SECURITIES & ASSET MANAGEMENT--1.65%
    1,400  Eaton Vance Corp. ............................................         45,150
    1,000  Investment Technology Group* .................................         41,750
                                                                             -----------
                                                                                  86,900
                                                                             -----------

MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO



NUMBER OF
  SHARES                                                                        VALUE
---------                                                                    -----------
COMMON STOCKS--(CONCLUDED)
SEMICONDUCTOR--6.75%
    1,000  Elantec Semiconductor Inc.* ..................................    $    27,750
    2,200  Exar Corp.* ..................................................         68,166
    1,000  Internet Security Systems Inc.* ..............................         78,437
    1,400  Ixys Corp.* ..................................................         20,475
    9,200  Richardson Electronics Ltd. ..................................        126,500
      600  Stanford Microdevices Inc.* ..................................         21,600
      500  Varian Semiconductor Equipment Inc.* .........................         11,875
                                                                             -----------
                                                                                 354,803
                                                                             -----------

SPECIALTY RETAIL--7.23%

    1,800  Barnes & Noble Inc.* .........................................         47,700
      500  Duane Reade Inc.* ............................................         15,281
    1,500  Freds Inc., Class A ..........................................         31,594
   10,324  Intertan Inc.* ...............................................        120,016
      900  PC Connection, Inc.* .........................................          9,338
    3,628  REX Stores Corp.* ............................................         60,315
    1,200  Ultimate Electronics Inc.* ...................................         26,325
    1,800  Valuevision International Inc., Class A* .....................         22,725
    1,600  Zale Corp.* ..................................................         46,500
                                                                             -----------
                                                                                 379,794
                                                                             -----------

THRIFT--0.82%
    1,000  Southwest BanCorp.* ..........................................    $    42,938
                                                                             -----------

TRANSPORTATION--0.41%
    1,100  Swift Transportation Inc.* ...................................         21,794
                                                                             -----------

WIRELESS TELECOMMUNICATIONS--0.34%
    1,900  02Wireless Solutions Inc.* ...................................         17,694
                                                                             -----------
Total Common Stocks (cost--$5,834,236) ..................................      6,170,855
                                                                             -----------


PRINCIPAL
 AMOUNT                                             MATURITY    INTEREST
 (000)                                                DATE        RATE
---------                                           --------    --------
REPURCHASE AGREEMENT--0.53%

$      28  Repurchase Agreement dated 12/29/00
             with State Street Bank & Trust Co.,
             collateralized by $17,615 U.S.
             Treasury Bonds, 5.250% due 11/15/28
             (value--$17,015); and $10,838 U.S.
             Treasury Notes, 6.250% to 6.875%
             due 06/30/02 to 05/15/06
             (value--$11,547); proceeds: $28,018
             (cost--$28,000) ......................  01/02/01    5.850%           28,000
                                                                             -----------
Total Investments (cost--$5,862,236)--117.99% .....                            6,198,855
Liabilities in excess of other assets--(17.99)% ...                             (945,105)
                                                                             -----------
Net Assets--100.00% ...............................                          $ 5,253,750
                                                                             ===========

-----------------
*     Non-Income producing security.
(1)   Security, or portion thereof, was on loan at December 31, 2000.


                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES                           DECEMBER 31, 2000


ASSETS
Investments, at value (cost--$5,862,236) ..........................................................    $ 6,198,855
Investment of cash collateral received for securities loaned, at value (cost--$28,500) ............         28,500
Cash ..............................................................................................            648
Receivable for investments sold ...................................................................        303,820
Dividends and interest receivable .................................................................          1,002
Other assets ......................................................................................            175
                                                                                                       -----------
Total assets ......................................................................................      6,533,000
                                                                                                       -----------
LIABILITIES
Distribution payable ..............................................................................      1,042,165
Payable for investments purchased .................................................................        161,950
Collateral for securities loaned ..................................................................         28,500
Payable to affiliates .............................................................................          5,683
Accrued expenses and other liabilities ............................................................         40,952
                                                                                                       -----------
Total liabilities .................................................................................      1,279,250
                                                                                                       -----------

NET ASSETS
Beneficial interest shares of $0.001 par value outstanding (unlimited amount authorized) ..........      4,924,558
Accumulated net realized losses from investment transactions ......................................         (7,427)
Net unrealized appreciation of investments ........................................................        336,619
                                                                                                       -----------
Net assets ........................................................................................    $ 5,253,750
                                                                                                       ===========

CLASS H
Net assets ........................................................................................    $ 4,598,831
                                                                                                       -----------
Shares outstanding ................................................................................        332,659
                                                                                                       -----------
Net asset value, offering price and redemption value per share ....................................    $     13.82
                                                                                                       ===========

CLASS I
Net assets ........................................................................................    $   654,919
                                                                                                       -----------
Shares outstanding ................................................................................         47,582
                                                                                                       -----------
Net asset value, offering price and redemption value per share ....................................    $     13.76
                                                                                                       ===========



                 See accompanying notes to financial statements
8

MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO


STATEMENT OF OPERATIONS


                                                                                 FOR THE
                                                                                YEAR ENDED
                                                                             DECEMBER 31, 2000
                                                                             -----------------
INVESTMENT INCOME:
Interest ....................................................................    $   27,531
Dividends ...................................................................        15,214
                                                                                 ----------
                                                                                     42,745
                                                                                 ----------

EXPENSES:
Investment management and administration ....................................        58,723
Professional fees ...........................................................        33,207
Reports and notices to shareholders .........................................        18,570
Trustees' fees ..............................................................         7,500
Custody and accounting ......................................................         5,531
Transfer agency fees and related service expenses ...........................         3,000
Distribution fees--Class I ..................................................         1,531
Other expenses ..............................................................         3,290
                                                                                 ----------
                                                                                    131,352
Less: Fee waivers and reimbursements from investment manager ................          (168)
                                                                                 ----------
Net expenses ................................................................       131,184
                                                                                 ----------
Net investment loss .........................................................       (88,439)
                                                                                 ----------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investments .........................................     1,125,840
Net change in unrealized appreciation/depreciation of investments ...........      (267,670)
                                                                                 ----------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS ..............       858,170
                                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................    $  769,731
                                                                                 ==========



               See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS


                                                                                               FOR THE
                                                                                             YEARS ENDED
                                                                                     ---------------------------
                                                                                         2000           1999
                                                                                     -----------     -----------
FROM OPERATIONS:
Net investment loss .............................................................    $   (88,439)    $  (129,655)
Net realized gains from investments .............................................      1,125,840         592,722
Net change in unrealized appreciation/depreciation of investments ...............       (267,670)       (148,635)
                                                                                     -----------     -----------
Net increase in net assets resulting from operations ............................        769,731         314,432
                                                                                     -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain from investment transactions--Class H .........................     (1,193,182)       (164,581)
Net realized gain from investment transactions--Class I .........................       (153,228)        (10,076)
                                                                                     -----------     -----------
Total distributions to shareholders .............................................     (1,346,410)       (174,657)
                                                                                     -----------     -----------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares ............................................        769,277         638,653
Cost of shares repurchased ......................................................       (312,938)       (140,251)
Proceeds from dividends reinvested ..............................................        304,245         374,499
                                                                                     -----------     -----------
Net increase in net assets from beneficial interest transactions ................        760,584         872,901
                                                                                     -----------     -----------
Net increase in net assets ......................................................        183,905       1,012,676

NET ASSETS:
Beginning of year ...............................................................      5,069,845       4,057,169
                                                                                     -----------     -----------
End of year .....................................................................    $ 5,253,750     $ 5,069,845
                                                                                     ===========     ===========


               See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Mitchell Hutchins Series Trust--Small Cap Portfolio (the "Portfolio") is a diversified Portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen Portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable contracts.

   Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment manager and administrator of the Portfolio, or by Alliance Capital Management L.P. ("Alliance Capital"), the Portfolio's sub-adviser. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), an indirect wholly owned subsidiary of UBS AG. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

   REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual

NOTES TO FINANCIAL STATEMENTS

basis and dividend income is recorded on the ex-dividend date ("ex-date"). Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and therefore may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

INVESTMENT MANAGER AND ADMINISTRATOR

   The board has approved an investment management and administration contract ("Management Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment manager and administrator of the Portfolio. In accordance with the Management Contract, the Portfolio pays Mitchell Hutchins an investment management and administration fee, which is accrued at an annual rate of 1.00% of the Portfolio's average daily net assets.

   Mitchell Hutchins has entered into a sub-advisory contract ("Alliance Capital Contract") with Alliance Capital dated October 10, 2000, pursuant to which Alliance Capital serves as investment sub-adviser for the Portfolio. Under the Alliance Capital Contract, Mitchell Hutchins (not the Portfolio) is obligated to pay Alliance Capital a fee, computed daily and paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets.

   At December 31, 2000, the Portfolio owed Mitchell Hutchins $4,977 in investment management and administration fees. Mitchell Hutchins waived a portion of its investment management and administration fees in connection with the Portfolio's investment of cash collateral from securities lending transactions in the Mitchell Hutchins Private Money Market Fund LLC. For the year ended December 31, 2000, Mitchell Hutchins waived $23 of its investment management and administration fees.

   For the year ended December 31, 2000, the Portfolio paid $120 and $54 in brokerage commissions to PaineWebber and UBS AG, respectively, for the transactions executed on behalf of the Portfolio.

NOTES TO FINANCIAL STATEMENTS

DISTRIBUTION PLAN

   Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Mitchell Hutchins a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. The Portfolio pays the entire distribution fee to the insurance companies. For the period January 1, 2000 to February 29, 2000, Mitchell Hutchins voluntarily agreed to waive $145 of distribution fees on Class I shares. At December 31, 2000 the Portfolio owed Mitchell Hutchins $476 in distribution fees.

SECURITIES LENDING

   The Portfolio may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended December 31, 2000, PaineWebber earned $1,199 in compensation as the Portfolio's lending agent and the Portfolio earned compensation of $3,519 net of fees, rebates and expenses. At December 31, 2000, the Portfolio owed PaineWebber $230 for securities lending fees. PaineWebber also has been approved as a borrower under the Portfolio's securities lending program.

   At December 31, 2000, the Portfolio had securities on loan having a market value of $25,594. The Portfolio's custodian held cash having an aggregate value of $28,500 as collateral for portfolio securities loaned which was invested as follows:

NUMBER OF                                                                                       MARKET
 SHARES                                                                                         VALUE
--------                                                                                       -------
  23,000    AIM Liquid Assets Portfolio .....................................................  $23,000
   5,500    Mitchell Hutchins Private Money Market Fund LLC .................................    5,500
                                                                                               -------
            Total investments of cash collateral for securities on loan (cost--$28,500) .....  $28,500
                                                                                               =======

BANK LINE OF CREDIT

   The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowings. For the year ended December 31, 2000, the Portfolio did not borrow under the Facility.

NOTES TO FINANCIAL STATEMENTS

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at December 31, 2000 was substantially the same as the cost of securities for financial statement purposes.

   At December 31, 2000, the components of net unrealized appreciation of investments were as follows:

          Gross appreciation (investments having an excess of value over cost) ...........   $ 1,081,886
          Gross depreciation (investments having an excess of cost over value) ...........      (745,267)
                                                                                             -----------
          Net unrealized appreciation of investments .....................................   $   336,619
                                                                                             ===========

   For the year ended December 31, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $8,476,748 and $7,829,192, respectively.

FEDERAL TAX STATUS

   The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a Federal excise tax.

   To reflect reclassifications arising from permanent "book/tax" differences for the year ended December 31, 2000, the Portfolio's undistributed net investment loss was reduced by $88,439, accumulated net realized gains from investment transactions were reduced by $77,313 and beneficial interest was reduced by $11,126. Permanent "book/taxes" differences are primarily attributable to net operating losses.

SHARES OF BENEFICIAL INTEREST

   There was an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                              CLASS H                                         CLASS I
                             ------------------------------------------    -------------------------------------------
                                        FOR THE YEARS ENDED                                          FOR THE PERIOD
                                           DECEMBER 31,                           FOR THE             JULY 6, 1999+
                             ------------------------------------------          YEAR ENDED              THROUGH
                                    2000                   1999              DECEMBER 31, 2000      DECEMBER 31, 1999
                             -------------------    -------------------    --------------------    -------------------
                             SHARES      AMOUNT     SHARES     AMOUNT      SHARES       AMOUNT     SHARES      AMOUNT
                             ------    ---------    ------    ---------    -------    ---------    ------     --------
Shares sold ...............  11,524    $ 179,285    24,686    $ 347,797     37,511    $ 589,992    19,994     $290,856
Shares repurchased ........  (8,958)    (140,395)   (9,124)    (126,800)   (11,147)    (172,543)     (912)     (13,451)
Dividends reinvested ......  17,672      280,987    24,521      364,424      1,466       23,258       670       10,075
                             ------    ---------    ------    ---------    -------    ---------    ------     --------
Net increase ..............  20,238    $ 319,877    40,083    $ 585,421     27,830    $ 440,707    19,752     $287,480
                             ======    =========    ======    =========    =======    =========    ======     ========

--------------------
+  Commencement of issuance of shares.

MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO


FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                               CLASS H                                    CLASS I
                                                ----------------------------------------   --------------------------------------
                                                     FOR THE
                                                   YEARS ENDED         FOR THE PERIOD                             FOR THE PERIOD
                                                   DECEMBER 31,      SEPTEMBER 28, 1998+       FOR THE             JULY 6, 1999+
                                                ------------------         THROUGH            YEAR ENDED              THROUGH
                                                2000#        1999     DECEMBER 31, 1998    DECEMBER 31, 2000#    DECEMBER 31, 1999
                                                ------      ------   -------------------   -----------------     -----------------
Net asset value, beginning of period .........  $15.26      $14.90          $12.00              $15.25                  $14.70
                                                ------      ------          ------              ------                  ------
Net investment loss ..........................   (0.23)      (0.41)          (0.04)              (0.22)                  (0.12)
Net realized and unrealized gains  from
  investments ................................    2.42        1.32            3.67                2.36                    1.22
                                                ------      ------          ------              ------                  ------
Net increase from investment operations ......    2.19        0.91            3.63                2.14                    1.10
                                                ------      ------          ------              ------                  ------
Distributions from net realized gains from
  investments ................................   (3.63)      (0.55)          (0.73)              (3.63)                  (0.55)
                                                ------      ------          ------              ------                  ------
Net asset value, end of period ...............  $13.82      $15.26          $14.90              $13.76                  $15.25
                                                ======      ======          ======              ======                  ======
Total investment return(1) ...................   14.21%       6.13%          30.36%              13.88%                   7.51%
                                                ======      ======          ======              ======                  ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ............  $4,599      $4,769          $4,057              $  655                  $  301
Expenses to average net assets,
  before waiver from manager .................    2.21%       3.86%           1.94%*              2.46%                   4.05%*
Expenses to average net assets,
  after waiver from manager ..................    2.21%       3.86%           1.94%*              2.44%                   3.80%*
Net investment loss to average net assets,
  before waiver from manager .................   (1.48)%     (3.09)%         (1.27)%*            (1.72)%                 (3.38)%*
Net investment loss to average net assets,
  after waiver from manager ..................   (1.48)%     (3.09)%         (1.27)%*            (1.70)%                 (3.13)%*
Portfolio turnover rate ......................     142%         98%             17%                142%                     98%

-----------------------
+    Commencement of issuance of shares.

# Investment Sub-Advisory functions for this Portfolio were transferred from Mitchell Hutchins Asset Management Inc. to Alliance Capital Management L.P. on October 10, 2000.

*    Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO



REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
Mitchell Hutchins Series Trust--Small Cap Portfolio

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Mitchell Hutchins Series Trust--Small Cap Portfolio (the "Portfolio") (one of the Portfolios constituting Mitchell Hutchins Series Trust (the "Fund")) as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mitchell Hutchins Series Trust--Small Cap Portfolio at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.



                                                /s/ ERNST & YOUNG LLP

New York, New York
February 7, 2001

ANNUAL REPORT

MITCHELL

HUTCHINS SERIES

TRUST



SMALL CAP

PORTFOLIO









DECEMBER 31, 2000






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